Earnings (loss) per Share - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Earnings (loss) per Share
Percentage of Shares Issued under award	12.00%
Public Warrants
Earnings (loss) per Share
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 11.50
Private Placement Warrants
Earnings (loss) per Share
Class of warrant or right exercise price of warrants or rights | $ / shares	11.50
Financing warrants
Earnings (loss) per Share
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 11.50
Financing Note
Earnings (loss) per Share
Total face value of the convertible notes | $	$ 6,805
Conversion price of promissory notes | $ / shares	$ 10.00
Financing Note
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	680,500
Interest payments on financing notes
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	2,245,650
Public Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	8,625,000
Earnout shares
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	2,400,000
Private Placement Warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	506,250
Financing warrants
Earnings (loss) per Share
Shares excluded as antidilutive relating to stock options	340,250